Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprehensive income
Net income/(loss)	SFr (2,945)	SFr 2,324	SFr 2,965
Gains/(losses) on cash flow hedges	16	(20)	18
Foreign currency translation	(1,156)	2,287	(1,021)
Unrealized gains/(losses) on securities	(4)	12	(32)
Actuarial gains/(losses)	(661)	(1,253)	1,044
Net prior service cost	155	(63)	(95)
Other comprehensive income/(loss), net of tax	(1,650)	963	(86)
Comprehensive income/(loss)	(4,595)	3,287	2,879
Comprehensive income/(loss) attributable to noncontrolling interests	(19)	540	525
Comprehensive income/(loss) attributable to shareholders	(4,576)	2,747	2,354
Bank
Comprehensive income
Net income/(loss)	(3,377)	1,764	2,629
Gains/(losses) on cash flow hedges	24	(27)	2
Foreign currency translation	(1,147)	2,284	(2,234)
Unrealized gains/(losses) on securities	(6)	21	(18)
Actuarial gains/(losses)	44	58	(43)
Net prior service cost	(14)	14	0
Other comprehensive income/(loss), net of tax	(1,099)	2,350	(2,293)
Comprehensive income/(loss)	(4,476)	4,114	336
Comprehensive income/(loss) attributable to noncontrolling interests	(26)	614	634
Comprehensive income/(loss) attributable to shareholders	SFr (4,450)	SFr 3,500	SFr (298)